SCHEDULE OF COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Common stock subject to possible redemption
Common stock subject to possible redemption	1,917,309
Common Class Subject to Redemption [Member]
Common stock subject to possible redemption	3,308,364	117,299,975
Redemption	(1,403,558)	(114,329,594)
Accretion of carrying value to redemption value	12,503	337,983
Common stock subject to possible redemption	$ 1,917,309	$ 3,308,364